SCHEDULE H, LINE 4I — SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4I — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SUPPLEMENTAL SCHEDULE

THE HUNTINGTON 401(k) PLAN
EIN: 31-0724920 Plan Number: 002
SCHEDULE H, LINE 4I — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

	(b) Identity of issue, borrower,	(c) Description of investment including maturity date,	(d) Cost	(e) Current
(a)	lessor or similar party	rate of interest, collateral, par, or maturity value	**	value
*	Huntington Bancshares Incorporated	Common stock		$181,447,740
	Total common stock			181,447,740

	Invesco Stable Value Trust B1	Collective investment trust		69,093,935
	Prudential Core Plus Bond Fund	Collective investment trust		61,326,645
*	Spartan 500 Index Plus Fund	Collective investment trust		482,613,444
*	Spartan Extended Market Index Fund	Collective investment trust		187,562,143
*	Spartan Total International Index Fund	Collective investment trust		77,194,914
	Vanguard Target Retirement 2020 Fund	Collective investment trust		22,990,253
	Vanguard Target Retirement 2025 Fund	Collective investment trust		86,175,234
	Vanguard Target Retirement 2030 Fund	Collective investment trust		160,470,262
	Vanguard Target Retirement 2035 Fund	Collective investment trust		192,226,173
	Vanguard Target Retirement 2040 Fund	Collective investment trust		157,181,744
	Vanguard Target Retirement 2045 Fund	Collective investment trust		162,251,714
	Vanguard Target Retirement 2050 Fund	Collective investment trust		134,842,949
	Vanguard Target Retirement 2055 Fund	Collective investment trust		103,603,683
	Vanguard Target Retirement 2060 Fund	Collective investment trust		70,788,212
	Vanguard Target Retirement 2065 Fund	Collective investment trust		31,949,067
	Vanguard Target Retirement 2070 Fund	Collective investment trust		5,327,607
	Vanguard Target Retirement Income Fund	Collective investment trust		12,943,832
	Wellington CIF II	Collective investment trust		188,093,268
	Total collective investment trust funds			2,206,635,079

	Europacific Growth Fund	Mutual fund		83,469,652
*	Fidelity Government Cash Reserves Fund	Mutual fund		7,402
*	Fidelity U.S. Bond Index Fund	Mutual fund		33,837,490
	T. Rowe Price Small Cap Stock Fund	Mutual fund		127,227,939
	Vanguard Equity Income Fund	Mutual fund		119,011,345
	Vanguard Inflation Protected Securities Fund	Mutual fund		11,657,341
	Total mutual funds			375,211,169

*	BrokerageLink accounts	Participant-directed brokerage		40,114,697

*	Notes Receivable from Participants	$33,845,848 principal amount, interest rates of 1.69% - 9.50%; maturing between 2026 - 2041		33,845,848

	Total			$2,837,254,533

*	Indicates party-in-interest to the Plan.
**	Cost information is not required for participant-directed investments and therefore not included.